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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [_]; Amendment Number:  ----

This Amendment (Check only one.):        [_] is a restatement.

                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Kleinwort Benson Investors International Limited

Address:      Joshua Dawson House

              Dawson Street

              Dublin 2

              Ireland

Form 13F File Number: 028 - 13513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean Hawkshaw

Title: Chief Executive Officer

Phone: 353 1 438 4600

Signature, Place, and Date of Signing:

/s/ Sean Hawkshaw
-------------------------------------------------
Sean Hawkshaw, Dublin 8th August 2012

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

028 - 14449    RHJ International SA